GUARANTEE LIABILITIES	12 Months Ended
Dec. 31, 2022
GUARANTEE LIABILITIES.
GUARANTEE LIABILITIES

10.            GUARANTEE LIABILITIES

The movement of guarantee liabilities during 2021 and 2022 is as follows:

Guarantee liabilities-stand ready

RMB
As of January 1, 2021	4,173,497
Provision at the inception of new loans	6,626,322
Released into revenue	(5,981,675)
As of December 31, 2021	4,818,144

As of January 1, 2022	4,818,144
Provision at the inception of new loans	5,633,704
Released into revenue	(6,331,502)
As of December 31, 2022	4,120,346

10.            GUARANTEE LIABILITIES – continued

Guarantee liabilities-contingent

RMB
As of January 1, 2021	3,543,454
Provision for contingent liabilities	3,078,224
Net payout (1)	(3,336,597)
As of December 31, 2021	3,285,081

As of January 1, 2022	3,285,081
Provision for contingent liabilities	4,367,776
Net payout (1)	(4,234,466)
As of December 31, 2022	3,418,391
(1)	Net payout represents the amount paid upon borrowers’ default net of subsequent recoveries from the borrowers during a given period.

The following table summarizes the aging of the Group’s contractual amounts of the outstanding loans subject to guarantee:

		31-60	61-90	Over 90
	0-30 days	days	days	days
	past	past	past	past
	due	due	due	due	Current	Total loans

December 31, 2021 (RMB):	446,780	235,769	57,526	—	49,117,630	49,857,705
December 31, 2022 (RMB):	491,648	254,927	19,294	—	44,900,311	45,666,180

As of December 31, 2021 and 2022, the contractual amounts of the outstanding loans subject to guarantee by the Group is estimated to be RMB49,857,705 and RMB45,666,180, respectively. The approximate term of guarantee compensation service ranged from 1 month to 36 months as of December 31, 2021 and 2022, respectively. As of December 31, 2021 and 2022, the contractual amounts of the outstanding loans (excluding loans that are written off) that have been compensated by the Group and therefore no longer subject to guarantee were estimated to be RMB3,129,264 and RMB4,018,140, respectively.